FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments
August 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 67.5%
	Construction & Engineering — 0.9%
33,639	Quanta Services, Inc. (b)	$9,255,098
	Electric Utilities — 9.7%
208,281	American Electric Power Co., Inc. (b)	20,886,419
4,989	Constellation Energy Corp. (b)	981,336
97,260	Duke Energy Corp. (b)	11,082,777
44,767	Entergy Corp. (b)	5,402,929
88,317	Evergy, Inc. (b)	5,223,067
88,125	Fortis, Inc. (CAD)	3,877,722
17,702	IDACORP, Inc.	1,804,011
197,992	NextEra Energy, Inc. (b)	15,940,336
414,239	PPL Corp. (b)	13,218,367
107,127	Southern (The) Co. (b)	9,255,773
105,400	Xcel Energy, Inc. (b)	6,453,642
		94,126,379
	Energy Equipment & Services — 2.9%
224,276	Archrock, Inc. (b)	4,537,104
281,737	Halliburton Co. (b)	8,759,203
64,745	Helmerich & Payne, Inc. (b)	2,112,629
234,145	NOV, Inc. (b)	4,160,757
196,666	Schlumberger N.V. (b)	8,651,337
		28,221,030
	Gas Utilities — 2.8%
96,325	AltaGas Ltd. (CAD)	2,467,361
11,577	Atmos Energy Corp.	1,513,577
234,691	National Fuel Gas Co. (b)	14,025,134
104,970	ONE Gas, Inc.	7,236,632
97,692	UGI Corp. (b)	2,433,508
		27,676,212
	Independent Power and Renewable Electricity Producers — 1.8%
544,653	AES (The) Corp. (b)	9,329,906
216,947	Clearway Energy, Inc., Class A	5,829,366
29,748	Vistra Corp. (b)	2,541,371
		17,700,643
	Multi-Utilities — 9.9%
31,692	Ameren Corp. (b)	2,614,907
231,669	Atco Ltd., Class I (CAD)	7,816,562
249,026	CenterPoint Energy, Inc. (b)	6,798,410
110,120	CMS Energy Corp.	7,472,743
94,408	Dominion Energy, Inc. (b)	5,277,407
97,996	DTE Energy Co.	12,251,460
360,246	Public Service Enterprise Group, Inc. (b)	29,089,864
291,805	Sempra (b)	23,980,535
6,400	WEC Energy Group, Inc.	595,392
		95,897,280
	Oil, Gas & Consumable Fuels — 39.2%
500,015	BP PLC, ADR (b)	16,980,509
116,271	Cheniere Energy, Inc. (b)	21,540,365
392,554	DT Midstream, Inc.	30,850,819
658,489	Enbridge, Inc. (b)	26,458,088

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
273,092	EQT Corp. (b)	$9,151,313
242,649	Exxon Mobil Corp. (b)	28,618,023
72,318	Imperial Oil Ltd. (CAD)	5,446,724
254,123	Keyera Corp. (CAD)	7,612,470
2,244,217	Kinder Morgan, Inc. (b)	48,407,761
585,524	ONEOK, Inc. (b)	54,078,997
395,399	Shell PLC, ADR (b)	28,334,292
144,873	Targa Resources Corp. (b)	21,281,844
302,522	TC Energy Corp. (b)	14,018,870
552,791	TotalEnergies SE, ADR (b)	38,142,579
649,591	Williams (The) Cos., Inc. (b)	29,731,780
		380,654,434
	Water Utilities — 0.3%
66,208	Essential Utilities, Inc.	2,581,450
	Total Common Stocks	656,112,526
	(Cost $618,464,447)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 30.0%
	Chemicals — 1.0%
403,448	Westlake Chemical Partners, L.P.	9,174,408
	Energy Equipment & Services — 0.3%
125,075	USA Compression Partners, L.P.	2,815,438
	Independent Power and Renewable Electricity Producers — 1.0%
384,602	NextEra Energy Partners, L.P. (b) (c)	9,634,280
	Oil, Gas & Consumable Fuels — 27.7%
538,006	Cheniere Energy Partners, L.P.	26,351,534
3,410,132	Energy Transfer, L.P. (b)	54,903,125
2,828,598	Enterprise Products Partners, L.P. (b)	82,991,065
309,473	Hess Midstream, L.P., Class A (b) (c)	11,558,817
906,432	MPLX, L.P. (b)	38,867,804
614,611	Plains All American Pipeline, L.P.	11,026,122
1,671,395	Plains GP Holdings, L.P., Class A (b) (c)	32,090,784
143,996	Sunoco, L.P. (b)	7,800,263
193,503	TXO Partners, L.P.	3,870,060
		269,459,574
	Total Master Limited Partnerships	291,083,700
	(Cost $273,763,990)

Shares	Description	Value
MONEY MARKET FUNDS — 2.6%
24,809,312	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.12% (d)	24,809,312
	(Cost $24,809,312)
	Total Investments — 100.1%	972,005,538
	(Cost $917,037,749)

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.8)%
	Call Options Written — (0.8)%
(506)	AES (The) Corp.	$(866,778)	$19.00	09/20/24	$(2,530)
(3,903)	AES (The) Corp.	(6,685,839)	20.00	09/20/24	(15,612)
(235)	Ameren Corp.	(1,938,985)	80.00	09/20/24	(64,860)
(1,767)	American Electric Power Co., Inc.	(17,719,476)	100.00	09/20/24	(298,623)
(953)	Archrock, Inc. (e) (f)	(1,927,919)	22.50	09/20/24	(6,671)
(3,450)	BP PLC	(11,716,200)	36.00	09/20/24	(20,700)
(526)	BP PLC	(1,786,296)	36.00	11/15/24	(28,404)
(2,156)	CenterPoint Energy, Inc. (e)	(5,885,880)	31.00	09/20/24	(10,780)
(925)	Cheniere Energy, Inc.	(17,136,550)	190.00	10/18/24	(272,875)
(42)	Constellation Energy Corp.	(826,140)	195.00	09/20/24	(33,600)
(751)	Dominion Energy, Inc.	(4,198,090)	60.00	10/18/24	(15,771)
(786)	Duke Energy Corp.	(8,956,470)	115.00	10/18/24	(148,554)
(50)	Enbridge, Inc.	(200,900)	37.50	09/20/24	(13,250)
(2,679)	Enbridge, Inc.	(10,764,222)	40.00	09/20/24	(187,530)
(5,919)	Energy Transfer, L.P.	(9,529,590)	17.00	09/20/24	(11,838)
(15,336)	Energy Transfer, L.P.	(24,690,960)	17.00	10/18/24	(122,688)
(224)	Entergy Corp.	(2,703,456)	115.00	09/20/24	(125,440)
(164)	Entergy Corp.	(1,979,316)	120.00	09/20/24	(33,128)
(5,626)	Enterprise Products Partners, L.P.	(16,506,684)	30.00	09/20/24	(39,382)
(2,314)	EQT Corp.	(7,754,214)	36.00	09/20/24	(53,222)
(599)	Evergy, Inc.	(3,542,486)	60.00	10/18/24	(53,910)
(1,000)	Exxon Mobil Corp.	(11,794,000)	120.00	09/20/24	(116,000)
(929)	Exxon Mobil Corp.	(10,956,626)	125.00	11/15/24	(184,871)
(994)	Halliburton Co.	(3,090,346)	34.00	09/20/24	(7,952)
(1,393)	Halliburton Co.	(4,330,837)	35.00	09/20/24	(5,572)
(516)	Helmerich & Payne, Inc.	(1,683,708)	37.50	10/18/24	(12,900)
(840)	Hess Midstream, L.P.	(3,137,400)	39.00	10/18/24	(25,200)
(6,000)	Kinder Morgan, Inc.	(12,942,000)	21.00	09/20/24	(444,000)
(9,991)	Kinder Morgan, Inc.	(21,550,587)	22.00	10/18/24	(389,649)
(1,864)	MPLX, L.P.	(7,992,832)	44.00	10/18/24	(74,560)
(579)	National Fuel Gas Co.	(3,460,104)	65.00	11/15/24	(26,055)
(1,547)	NextEra Energy Partners, L.P. (e)	(3,875,235)	31.00	09/20/24	(7,735)
(1,579)	NextEra Energy, Inc.	(12,712,529)	82.50	10/18/24	(337,906)
(1,867)	NOV, Inc.	(3,317,659)	20.00	10/18/24	(23,338)
(2,415)	ONEOK, Inc.	(22,304,940)	85.00	09/20/24	(1,678,425)
(249)	ONEOK, Inc.	(2,299,764)	92.50	10/18/24	(63,246)
(1,231)	Plains GP Holdings, L.P.	(2,363,520)	20.00	09/20/24	(6,155)
(3,298)	PPL Corp.	(10,523,918)	33.00	10/18/24	(65,960)
(204)	Public Service Enterprise Group, Inc.	(1,647,300)	77.50	09/20/24	(66,708)
(1,620)	Public Service Enterprise Group, Inc.	(13,081,500)	82.50	09/20/24	(43,740)
(895)	Public Service Enterprise Group, Inc.	(7,227,125)	85.00	10/18/24	(33,562)
(285)	Quanta Services, Inc.	(7,841,205)	280.00	09/20/24	(159,600)
(701)	Schlumberger N.V.	(3,083,699)	49.00	09/20/24	(6,309)
(965)	Schlumberger N.V.	(4,245,035)	50.00	09/20/24	(4,825)
(524)	Sempra	(4,306,232)	80.00	09/20/24	(126,808)
(3,350)	Shell PLC	(24,006,100)	76.00	09/20/24	(33,500)
(854)	Southern (The) Co.	(7,378,560)	90.00	10/18/24	(46,970)
(522)	Sunoco, L.P.	(2,827,674)	57.50	09/20/24	(13,050)
(1,169)	Targa Resources Corp.	(17,172,610)	140.00	10/18/24	(1,054,438)
(260)	TC Energy Corp.	(1,204,840)	42.50	09/20/24	(102,700)

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(846)	TC Energy Corp.	$(3,920,364)	$47.50	11/15/24	$(76,140)
(161)	TotalEnergies SE	(1,110,900)	70.00	09/20/24	(9,821)
(2,956)	TotalEnergies SE	(20,396,400)	72.50	09/20/24	(29,560)
(862)	UGI Corp.	(2,147,242)	25.00	09/20/24	(21,550)
(240)	Vistra Corp.	(2,050,320)	80.00	10/18/24	(201,600)
(3,011)	Williams (The) Cos., Inc.	(13,781,347)	46.00	09/20/24	(144,528)
(2,500)	Williams (The) Cos., Inc.	(11,442,500)	45.00	10/18/24	(340,000)
(816)	Xcel Energy, Inc.	(4,996,368)	60.00	09/20/24	(132,192)
	Total Written Options				(7,676,493)
	(Premiums received $5,721,821)
	Net Other Assets and Liabilities — 0.7%				7,200,047
	Net Assets — 100.0%				$971,529,092

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of August 31, 2024.
(e)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
August 31, 2024, investments noted as such are valued at $(25,186) or (0.0)% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$656,112,526	$656,112,526	$—	$—
Master Limited Partnerships*	291,083,700	291,083,700	—	—
Money Market Funds	24,809,312	24,809,312	—	—
Total Investments	$972,005,538	$972,005,538	$—	$—

LIABILITIES TABLE
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,676,493)	$(7,475,738)	$(194,084)	$(6,671)

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.